Condensed Consolidated Statement of Cash Flows - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (5,000)	$ (100,993,545)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by sponsor		331,638
Net gain from investments held in Trust account		(145,399)
Offering costs related to warrant liabilities		3,520,347
Change in fair value of warrant liabilities		92,012,500
Formation expenses paid by sponsor in exchange for class B ordinary shares	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(929,250)
Accounts payable and accrued expenses		3,429,129
Net cash used in operating activities	0	(2,774,580)
Cash flows from investing activities:
Principal deposited in Trust account		(1,725,000,000)
Cash withdrawn from Trust account		124,302
Net cash used in investing activities		(1,724,875,698)
Cash flows from financing activities:
Proceeds from private placement of warrants		28,875,000
Proceeds from sale of units in initial public offering		1,725,000,000
Payment of underwriters' discount		(25,875,000)
Payment of offering costs		(155,760)
Advances from Sponsor		300,000
Repayment of advances received from Sponsor		(300,000)
Repayment of advances received from Promissory note		(156,333)
Net cash provided by financing activities		1,727,687,907
Increase in cash during period	0	37,629
Cash at beginning of period	0	0
Cash at end of period	0	37,629
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation		60,375,000
Initial fair value of warrant liabilities		97,875,000
Initial value of Class A ordinary shares subject to possible redemption		1,553,691,900
Changes in value of Class A ordinary shares subject to redemption		(87,655,700)
Deferred offering costs included in accounts payable and accrued expenses		628,500
Loss on initial sale of private placement warrants		$ 9,817,500
Offering costs paid by Sponsor in exchange for Class B ordinary shares	20,000
Deferred offering costs paid through Advance from Sponsor	156,333
Deferred offering costs paid through Promissory Note—Related Party	300,000
Deferred offering costs included in accrued expenses	$ 777,857